UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21423
                                                    ----------

                      The Gabelli Dividend & Income Trust
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           -----------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: June 30, 2005
                                             --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                                  [LOGO OMITTED]
                                                                   THE GABELLI
                                                                   DIVIDEND &
                                                                   INCOME TRUST

                       THE GABELLI DIVIDEND & INCOME TRUST

                               Semi-Annual Report
                                  June 30, 2005


TO OUR SHAREHOLDERS,

      The Gabelli Dividend & Income Trust's ("the Trust") total return during the second quarter was 3.6% on a net asset value ("NAV") basis, compared to a 1.4% gain for the Standard & Poor's ("S&P") 500 Index. Year to date through June 30, 2005, the Trust's total return was 4.7% on an NAV basis versus a 0.8% decline for the S&P 500 Index. The Trust's market price rose 5.5% during the second quarter and 7.0% for the first half of 2005. The Trust's market price on June 30, 2005 was $18.58, which equates to an 9.1% discount to its NAV of $20.44.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2005.


COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2005 (A)
                ------------------------------------------------

                                                                                                            Since
                                                                                       Year to            Inception
                                                                            Quarter      Date     1 Year  (11/28/03)
                                                                            -------      ----     ------  ----------
  GABELLI DIVIDEND & INCOME TRUST NAV RETURN (B) ..........................   3.64%      4.68%     14.77%    10.89%
  GABELLI DIVIDEND & INCOME TRUST INVESTMENT RETURN (C) ...................   5.45       6.99      14.15      1.59

  S&P 500 Index ...........................................................   1.37      (0.81)      6.32     15.74
  Dow Jones Industrial Average ............................................  (1.62)     (3.50)      0.83      8.89
  Nasdaq Composite Index ..................................................   2.89      (5.45)      0.45      4.93

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. PERFORMANCE FIGURES FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 AND THE NASDAQ COMPOSITE INDICES ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX.
(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV, REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN BASED ON AN INITIAL NAV OF $19.06.
(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS ON THE PAYABLE DATE. SINCE INCEPTION RETURN BASED ON AN INITIAL OFFERING PRICE OF $20.00.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

                       THE GABELLI DIVIDEND & INCOME TRUST
                    SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)


The  following  table  presents   portfolio  holdings  as  a  percent  of  total
investments:


Financial Services ...............................   13.1%
U.S. Government Obligations ......................   12.5%
Energy and Utilities: Oil ........................   12.2%
Energy and Utilities: Integrated .................   11.8%
Repurchase Agreements ............................    8.6%
Telecommunications ...............................    6.4%
Energy and Utilities: Electric ...................    6.2%
Energy and Utilities: Natural Gas ................    3.6%
Food and Beverage ................................    3.5%
Diversified Industrial ...........................    2.9%
Health Care ......................................    2.2%
Entertainment ....................................    1.7%
Consumer Products ................................    1.4%
Automotive: Parts and Accessories ................    1.3%
Retail ...........................................    1.3%
Specialty Chemicals ..............................    1.2%
Machinery ........................................    1.1%
Cable and Satellite ..............................    1.1%
Broadcasting .....................................    1.0%
Transportation ...................................    0.9%
Hotels and Gaming ................................    0.8%
Energy and Utilities .............................    0.6%
Agriculture ......................................    0.6%
Computer Software and Services ...................    0.6%
Aerospace ........................................    0.6%
Equipment and Supplies ...........................    0.6%
Metals and Mining ................................    0.5%
Wireless Communications ..........................    0.3%
Communications Equipment .........................    0.3%
Energy and Utilities: Water ......................    0.3%
Real Estate Investment Trusts ....................    0.2%
Business Services ................................    0.2%
Publishing .......................................    0.2%
Aviation: Parts and Services .....................    0.1%
Closed-End Funds .................................    0.1%
                                                    ------
                                                    100.0%
                                                    ======

THE GABELLI DIVIDEND & INCOME TRUST (THE "FUND") FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE
COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

      The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

SHAREHOLDER MEETING -- MAY 9, 2005 -- FINAL RESULTS

      The Annual Meeting of Shareholders was held on May 9, 2005 at the Hyatt Regency in Old Greenwich, Connecticut. At that meeting, common and preferred shareholders voting together as a single class elected Frank J. Fahrenkopf, Jr., Anthonie C. van Ekris and Salvatore J. Zizza as Trustees of the Trust. There were 85,563,542 votes, 85,642,850 votes and 85,663,733 votes cast in favor of each Trustee and 1,382,981 votes, 1,303,673 votes and 1,282,790 votes were withheld for each Trustee, respectively. In addition, preferred shareholders voting as a single class elected Anthony J. Colavita and James R. Conn as Trustees of the Trust. There were 3,135,151 and 3,134,216 votes cast in favor of each Trustee and 38,079 and 39,104 votes were withheld for each Trustee, respectively.

      Mario J. Gabelli, Mario d'Urso, Michael J. Melarkey, Karl Otto Pohl, Salvatore M. Salibello and Edward T. Tokar continue to serve in their capacities as Trustees of the Trust.

      We thank you for your participation and appreciate your continued support.

                       THE GABELLI DIVIDEND & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)

                                                                 MARKET
      SHARES                                      COST            VALUE
    ----------                                  --------         --------

              COMMON STOCKS -- 74.3%
              AEROSPACE -- 0.4%
      10,000  Goodrich Corp. ...........   $      281,823  $      409,600
      30,000  Kaman Corp., Cl. A .......          382,348         541,200
     350,000  Titan Corp.+ .............        6,788,991       7,959,000
                                           --------------  --------------
                                                7,453,162       8,909,800
                                           --------------  --------------
              AGRICULTURE -- 0.5%
     490,000  Archer-Daniels-Midland Co.        8,062,273      10,476,200
                                           --------------  --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.3%
     490,000  Dana Corp. ...............        9,868,146       7,354,900
     455,000  Genuine Parts Co. ........       15,537,978      18,695,950
                                           --------------  --------------
                                               25,406,124      26,050,850
                                           --------------  --------------
              BROADCASTING -- 0.5%
     280,000  Clear Channel
                Communications Inc. ....        8,766,852       8,660,400
      20,000  Liberty Corp. ............          923,714         736,200
                                           --------------  --------------
                                                9,690,566       9,396,600
                                           --------------  --------------
              CABLE AND SATELLITE -- 1.1%
      14,200  Cogeco Inc. ..............          276,997         311,306
     100,000  DIRECTV Group Inc.+ ......        1,745,733       1,550,000
     295,000  EchoStar Communications
                Corp., Cl. A ...........        9,030,542       8,894,250
      90,001  Liberty Global Inc., Cl. A+       3,598,648       4,200,333
     210,000  Rogers Communications
                Inc., Cl. B                     4,780,833       6,904,800
                                           --------------  --------------
                                               19,432,753      21,860,689
                                           --------------  --------------
              COMMUNICATIONS EQUIPMENT -- 0.0%
      20,000  Thomas & Betts Corp.+               629,282         564,800
                                           --------------  --------------
              COMPUTER SOFTWARE AND SERVICES -- 0.6%
      50,000  Ask Jeeves Inc.+ .........        1,429,605       1,509,500
     250,000  Storage Technology Corp.+         9,103,515       9,072,500
      25,000  SunGard Data Systems Inc.+          861,210         879,250
                                           --------------  --------------
                                               11,394,330      11,461,250
                                           --------------  --------------
              CONSUMER PRODUCTS -- 1.4%
      15,000  Altria Group Inc. ........          750,667         969,900
      19,000  Avon Products Inc. .......          698,781         719,150
      30,000  Eastman Kodak Co. ........          766,883         805,500
     135,000  Gallaher Group plc, ADR ..        6,687,854       8,005,500
      70,000  Gillette Co. .............        3,459,076       3,544,100
       1,000  Kimberly-Clark Corp. .....           53,184          62,590
      30,000  Maytag Corp. .............          471,625         469,800
      90,000  Procter & Gamble Co. .....        4,748,057       4,747,500
     719,500  Swedish Match AB .........        7,274,631       8,174,200
                                           --------------  --------------
                                               24,910,758      27,498,240
                                           --------------  --------------

                                                                 MARKET
      SHARES                                      COST            VALUE
    ----------                                  --------         --------

              DIVERSIFIED INDUSTRIAL -- 2.4%
     250,000  Bouygues SA ..............   $    7,681,198  $   10,364,983
     130,000  Cooper Industries Ltd., Cl. A     8,067,358       8,307,000
     350,000  General Electric Co. .....       11,076,517      12,127,500
     200,000  Honeywell International Inc.      6,549,070       7,326,000
      30,000  ITT Industries Inc. ......        2,489,631       2,928,900
     100,000  Sonoco Products Co. ......        2,400,642       2,650,000
       1,000  Textron Inc. .............           51,500          75,850
   1,051,000  Tomkins plc ..............        5,080,148       4,924,237
      24,000  Tomkins plc, ADR .........          472,419         456,480
                                           --------------  --------------
                                               43,868,483      49,160,950
                                           --------------  --------------
              ENERGY AND UTILITIES: ELECTRIC -- 6.2%
      30,000  Allegheny Energy Inc.+ ...          438,040         756,600
     120,000  ALLETE Inc. ..............        3,983,448       5,988,000
     305,000  American Electric
                Power Co. Inc. .........        9,047,393      11,245,350
      20,000  Cleco Corp. ..............          349,431         431,400
     377,000  DPL Inc. .................        7,269,715      10,348,650
      17,500  DTE Energy Co. ...........          667,957         818,475
     270,000  Duquesne Light
                Holdings Inc. ..........        4,812,167       5,043,600
     237,000  Electric Power
                Development Co. Ltd. ...        6,918,340       6,859,345
     210,000  FPL Group Inc. ...........        7,085,085       8,832,600
     610,000  Great Plains Energy Inc. .       18,714,180      19,452,900
     600,000  Pepco Holdings Inc. ......       11,391,942      14,364,000
     220,000  Pinnacle West Capital Corp.       8,566,123       9,779,000
     500,000  Southern Co. .............       14,779,215      17,335,000
     500,000  Unisource Energy Corp. ...       12,298,314      15,375,000
                                           --------------  --------------
                                              106,321,350     126,629,920
                                           --------------  --------------
              ENERGY AND UTILITIES: INTEGRATED -- 11.8%
      12,000  Alliant Energy Corp. .....          305,115         337,800
     410,000  Ameren Corp. .............       18,428,777      22,673,000
      35,000  Avista Corp. .............          610,184         650,650
      11,000  Black Hills Corp. ........          335,198         405,350
      22,800  Central Vermont Public
                Service Corp. ..........          446,712         421,800
      32,100  CH Energy Group Inc. .....        1,481,792       1,561,023
     108,000  Chubu Electric
                Power Co. Inc. .........        2,458,019       2,590,208
     121,500  Chugoku Electric
                Power Co. Inc. .........        2,194,052       2,371,720
     330,000  Cinergy Corp. ............       12,511,142      14,790,600
     167,000  CONSOL Energy Inc. .......        3,852,748       8,947,860
     200,000  Consolidated Edison Inc.          8,201,972       9,368,000
       4,000  Dominion Resources Inc. ..          271,053         293,560
     200,000  Duke Energy Corp. ........        4,255,621       5,946,000
     430,000  Edison SpA+ ..............        1,002,090         957,475
     150,000  El Paso Corp. ............        1,485,360       1,728,000


                  See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

                                                              MARKET
      SHARES                                   COST            VALUE
    ----------                               --------         --------

              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES: INTEGRATED (CONTINUED)
       6,500  Empire District
                Electric Co. ...........   $      144,112  $      155,740
     300,000  Enel SpA .................        2,324,318       2,613,936
      47,000  Enel SpA, ADR ............        1,839,336       2,040,270
     139,500  Energy East Corp. ........        3,166,127       4,042,710
     220,000  FirstEnergy Corp. ........        7,886,725      10,584,200
     130,000  Hawaiian Electric
                Industries Inc. ........        3,045,840       3,485,300
     250,000  Hera SpA .................          552,073         696,596
     121,500  Hokkaido Electric
                Power Co. Inc. .........        2,282,208       2,486,746
     121,500  Hokuriku Electric
                Power Co. ..............        2,131,359       2,316,946
     121,500  Kansai Electric
                Power Co. Inc. .........        2,333,021       2,442,927
      69,500  Korea Electric Power
                Corp., ADR .............          995,325       1,089,065
     121,500  Kyushu Electric
                Power Co. Inc. .........        2,374,466       2,640,114
      25,000  Maine & Maritimes Corp. ..          746,488         612,500
       4,000  MGE Energy Inc. ..........          132,594         145,520
      40,000  National Grid
                Transco plc, ADR .......        1,588,564       1,950,800
     260,000  NiSource Inc. ............        5,433,717       6,429,800
     600,000  NSTAR ....................       14,242,809      18,498,000
     500,000  OGE Energy Corp. .........       12,037,779      14,470,000
      60,000  Ormat Technologies Inc. ..          900,000       1,146,000
     330,000  Progress Energy Inc. .....       14,816,426      14,929,200
     310,000  Public Service Enterprise
                Group Inc. .............       13,620,343      18,854,200
     220,000  Scottish Power plc,
                ADR ....................        6,417,661       7,832,000
     121,500  Shikoku Electric
                Power Co. Inc. .........        2,264,565       2,421,017
       2,000  TECO Energy Inc. .........           27,648          37,820
     121,500  Tohoku Electric
                Power Co. Inc. .........        2,112,763       2,590,817
     108,000  Tokyo Electric
                Power Co. Inc. .........        2,545,172       2,575,602
       1,000  TXU Corp. ................           28,289          83,090
      60,000  Vectren Corp. ............        1,483,577       1,723,800
     450,000  Westar Energy Inc. .......        8,854,560      10,813,500
      90,000  Wisconsin Energy Corp. ...        2,844,518       3,510,000
     150,000  WPS Resources Corp. ......        6,859,066       8,437,500
     800,000  Xcel Energy Inc. .........       13,706,887      15,616,000
                                           --------------  --------------
                                              197,578,171     240,314,762
                                           --------------  --------------

                                                                 MARKET
      SHARES                                      COST            VALUE
    ----------                                  --------         --------

              ENERGY AND UTILITIES: NATURAL GAS -- 3.6%
       8,500  AGL Resources Inc. .......   $      231,031  $      328,525
     100,000  Atmos Energy Corp. ........       2,487,349       2,880,000
      14,800  Delta Natural Gas Co. Inc.          374,076         382,728
       6,000  Energen Corp. ............          124,550         210,300
     380,000  KeySpan Corp. ............       13,740,598      15,466,000
      20,000  Kinder Morgan Energy
                Partners LP ............          824,553       1,018,400
      50,000  Laclede Group Inc. .......        1,380,807       1,588,000
     300,000  National Fuel Gas Co. ....        7,226,378       8,673,000
     215,000  Nicor Inc. ...............        7,320,919       8,851,550
     220,000  ONEOK Inc. ...............        4,686,840       7,183,000
     250,000  Peoples Energy Corp. .....       10,457,700      10,865,000
     300,000  SEMCO Energy Inc.+ .......        1,686,087       1,797,000
     200,000  Sempra Energy ............        5,764,549       8,262,000
      12,000  South Jersey Industries Inc.        497,736         733,440
      20,000  Southern Union Co.+ ......          457,198         491,000
     167,800  Southwest Gas Corp. ......        4,009,556       4,280,578
                                           --------------  --------------
                                               61,269,927      73,010,521
                                           --------------  --------------
              ENERGY AND UTILITIES: OIL -- 12.2%
      10,000  Amerada Hess Corp. .......          830,468       1,065,100
       7,000  Anadarko Petroleum Corp.            391,850         575,050
      38,000  Apache Corp. .............        1,678,926       2,454,800
      20,000  Baker Hughes Inc. ........          759,763       1,023,200
      26,900  BG Group plc, ADR ........        1,049,832       1,119,040
     160,000  BP plc, ADR ..............        7,479,063       9,980,800
      80,000  Burlington Resources Inc.         3,248,465       4,419,200
       5,000  Chesapeake Energy Corp. ..           65,489         114,000
     150,000  Chevron Corp. ............        7,889,415       8,388,000
       1,000  Cimarex Energy Co.+ ......           28,300          38,910
     420,000  ConocoPhillips ...........       15,095,391      24,145,800
      20,000  Cooper Cameron Corp.+ ....        1,103,787       1,241,000
      60,000  Devon Energy Corp. .......        2,266,223       3,040,800
     290,000  Diamond Offshore
                Drilling Inc. ..........        6,904,634      15,494,700
      75,000  Eni SpA, ADR .............        6,854,713       9,615,000
     225,000  Exxon Mobil Corp. ........       10,427,149      12,930,750
     200,000  Halliburton Co. ..........        5,839,449       9,564,000
     140,000  Kaneb Services LLC .......        6,027,731       6,059,200
      89,994  Kerr-McGee Corp. .........        4,654,992       6,867,442
     283,000  Marathon Oil Corp. .......        8,736,357      15,103,710
     200,000  Murphy Oil Corp. .........        7,688,489      10,446,000
       2,000  Nabors Industries Ltd.+ ..           97,350         121,240
       5,000  Noble Corp. ..............          254,820         307,550
     190,000  Occidental Petroleum Corp.        9,068,488      14,616,700
      10,000  PetroChina Co. Ltd., ADR            647,279         734,500
         500  PetroKazakhstan Inc.,
                Cl. A ..................           18,675          18,290
      54,000  Premcor Inc. .............        3,702,949       4,005,720


                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

                                                                 MARKET
      SHARES                                      COST            VALUE
    ----------                                  --------         --------

              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES: OIL (CONTINUED)
     280,000  Repsol YPF SA, ADR .......   $    5,930,532  $    7,036,400
     200,000  Royal Dutch
                Petroleum Co. ..........        9,567,840      12,980,000
      40,000  Schlumberger Ltd. ........        2,128,651       3,037,600
       1,000  Seitel Inc.+ .............            1,285           1,460
     940,000  Statoil ASA, ADR .........       10,512,511      19,082,003
     100,000  Sunoco Inc. ..............        8,156,500      11,368,000
     102,000  Total SA, ADR ............        9,153,120      11,918,700
      17,000  Transocean Inc.+ .........          803,094         917,490
     290,000  Unocal Corp. .............       16,309,189      18,864,500
                                           --------------  --------------
                                              175,372,769     248,696,655
                                           --------------  --------------
              ENERGY AND UTILITIES: WATER -- 0.3%
      11,000  American States Water Co.           273,608         323,070
      40,000  Aqua America Inc. ........          873,090       1,189,600
       4,000  Artesian Resources Corp.,
                Cl. A ..................          113,635         118,440
       3,000  California Water
                Service Group ..........           94,710         112,620
       5,000  Connecticut Water
                Service Inc. ...........          128,138         124,950
       6,000  Middlesex Water Co. ......          111,082         116,520
      21,466  Pennichuck Corp. .........          417,619         410,430
      45,800  SJW Corp. ................        1,536,525       2,153,058
      11,500  Southwest Water Co. ......          136,325         136,045
      36,000  United Utilities plc, ADR           774,333         861,480
      11,000  Veolia Environnement .....          304,150         413,595
       6,000  York Water Co. ...........          115,031         126,840
                                           --------------  --------------
                                                4,878,246       6,086,648
                                           --------------  --------------
              ENTERTAINMENT -- 1.4%
       2,000  Grupo Televisa SA, ADR ...           79,516         124,180
     500,000  The Walt Disney Co. ......       11,529,759      12,590,000
     490,000  Time Warner Inc.+ ........        8,379,385       8,187,900
     250,000  Vivendi Universal SA, ADR         7,761,402       7,832,500
                                           --------------  --------------
                                               27,750,062      28,734,580
                                           --------------  --------------
              EQUIPMENT AND SUPPLIES -- 0.5%
     115,000  CIRCOR International Inc.         2,094,187       2,837,050
       1,100  CUNO Inc.+ ...............           78,407          78,584
      29,000  Lufkin Industries Inc. ...          457,313       1,043,420
      46,800  Mueller Industries Inc. ..        2,071,647       1,268,280
     198,000  RPC Inc. .................        1,966,659       3,350,160
      11,000  Weatherford
                International Ltd.+ ....          520,533         637,780
                                           --------------  --------------
                                                7,188,746       9,215,274
                                           --------------  --------------

                                                                 MARKET
      SHARES                                      COST            VALUE
    ----------                                  --------         --------

              FINANCIAL SERVICES -- 12.3%
     360,000  Alliance Capital
                Management
                Holding LP .............   $   12,088,737  $   16,826,400
     360,000  American Express Co. .....       18,313,522      19,162,800
     285,000  American International
                Group Inc. .............       17,423,364      16,558,500
     120,000  AmSouth Bancorporation ...        2,973,948       3,120,000
     510,000  Bank of America Corp. ....       20,565,031      23,261,100
     361,400  Bank of New York
                Co. Inc. ...............       11,720,504      10,401,092
       3,000  BlackRock, Inc., Cl. A ...          217,161         241,350
     420,000  Citigroup Inc. ...........       20,378,842      19,416,600
     100,000  Commercial Federal Corp.          3,392,200       3,368,000
      30,000  Deutsche Bank AG, ADR ....        2,456,595       2,337,000
     100,200  Fidelity National
                Financial Inc. .........        4,276,588       3,576,138
     145,000  Fifth Third Bancorp ......        6,516,066       5,975,450
     100,000  First Horizon
                National Corp. .........        4,259,774       4,220,000
      30,000  Flushing Financial Corp. .          580,605         552,000
      27,000  Hartford Financial Services
                Group Inc. .............        1,748,090       2,019,060
      55,000  Hibernia Corp., Cl. A ....        1,766,289       1,824,900
      60,000  Janus Capital Group Inc.            896,299         902,400
     510,000  JPMorgan Chase & Co. .....       18,568,142      18,013,200
      50,000  KeyCorp ..................        1,418,288       1,657,500
     380,000  MBNA Corp. ...............       10,017,562       9,940,800
      15,000  Merrill Lynch & Co. Inc.            833,066         825,150
     135,000  Morgan Stanley ...........        6,866,538       7,083,450
     180,000  New York Community
                Bancorp Inc. ...........        3,510,993       3,261,600
       4,000  NewAlliance
                Bancshares Inc. ........           59,954          56,200
      30,000  North Fork
                Bancorporation Inc. ....          729,176         842,700
     230,000  PNC Financial
                Services Group Inc. ....       12,320,902      12,525,800
     130,000  Popular Inc. .............        3,082,073       3,274,700
       1,000  Progressive Corp. ........           89,520          98,810
     289,010  Sovereign Bancorp Inc. ...        6,349,625       6,456,484
     293,800  St. Paul Travelers
                Companies Inc. .........       11,055,903      11,613,914
      15,000  Sterling Bancorp .........          341,301         320,250
      60,000  T. Rowe Price Group Inc.          3,056,819       3,756,000
       6,334  United Fire &
                Casualty Co. ...........          151,995         281,356
       5,000  Unitrin Inc. .............          187,486         245,500
      14,490  Valley National Bancorp ..          378,581         338,776
     245,000  Wachovia Corp. ...........       11,347,420      12,152,000


                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

                                                                 MARKET
      SHARES                                      COST            VALUE
    ----------                                  --------         --------

              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
     290,300  Waddell & Reed
              Financial Inc., Cl. A ....   $    6,628,048  $    5,370,550
      32,000  Washington Mutual Inc. ...        1,266,593       1,302,080
       3,500  Webster Financial Corp. ..          155,536         163,415
     130,000  Wells Fargo & Co. ........        7,427,111       8,005,400
     100,000  Wilmington Trust Corp. ...        3,578,188       3,601,000
      87,300  Zions Bancorporation .....        5,691,463       6,419,169
                                           --------------  --------------
                                              244,685,898     251,368,594
                                           --------------  --------------
              FOOD AND BEVERAGE -- 3.5%
     120,000  Anheuser-Busch
              Companies Inc. ...........        5,621,318       5,490,000
      20,000  Campbell Soup Co. ........          564,258         615,400
     150,000  Coca-Cola Co. ............        6,659,079       6,262,500
     180,000  ConAgra Foods Inc. .......        4,818,670       4,168,800
     450,000  Dreyer's Grand Ice Cream
                Holdings Inc., Cl. A ...       34,980,592      36,630,000
     165,000  General Mills Inc. .......        7,568,765       7,720,350
      80,000  Heinz (H.J.) Co. .........        2,950,151       2,833,600
       1,000  Kellogg Co. ..............           35,550          44,440
      35,000  Kraft Foods Inc., Cl. A ..        1,114,741       1,113,350
     290,000  Sara Lee Corp. ...........        6,455,319       5,744,900
       1,000  Wrigley (Wm.) Jr. Co. ....           55,998          68,840
                                           --------------  --------------
                                               70,824,441      70,692,180
                                           --------------  --------------
              HEALTH CARE -- 2.2%
     145,000  Bristol-Myers Squibb Co.          3,552,525       3,622,100
     150,000  Eli Lilly & Co. ..........        9,066,485       8,356,500
     160,000  Eon Labs Inc.+ ...........        4,850,300       4,902,400
     220,000  Merck & Co. Inc. .........        8,376,601       6,776,000
      50,000  Owens & Minor Inc. .......        1,240,047       1,617,500
     585,000  Pfizer Inc. ..............       17,779,446      16,134,300
      85,000  Renal Care Group Inc.+ ...        3,908,289       3,918,500
      10,000  Wyeth ....................          398,480         445,000
                                           --------------  --------------
                                               49,172,173      45,772,300
                                           --------------  --------------
              HOTELS AND GAMING -- 0.8%
   2,000,000  Hilton Group plc .........        9,246,478      10,257,465
     250,000  Hilton Hotels Corp. ......        4,259,449       5,962,500
                                           --------------  --------------
                                               13,505,927      16,219,965
                                           --------------  --------------
              MACHINERY -- 1.1%
     350,000  CNH Global NV ............        6,922,214       6,611,500
     235,000  Deere & Co. ..............       15,857,224      15,390,150
                                           --------------  --------------
                                               22,779,438      22,001,650
                                           --------------  --------------
              METALS AND MINING -- 0.4%
      10,000  Arch Coal Inc. ...........          314,774         544,700
       6,000  BHP Billiton Ltd., ADR ...          161,066         163,800

                                                                 MARKET
      SHARES                                      COST            VALUE
    ----------                                  --------         --------

       1,000  Fording Canadian
                Coal Trust .............   $       32,950  $       92,200
     120,000  Freeport-McMoRan Copper
                & Gold Inc., Cl. B .....        4,389,476       4,492,800
      24,000  Inco Ltd. ................          911,698         906,000
      10,000  Massey Energy Co. ........          235,475         377,200
      12,000  Peabody Energy Corp. .....          291,734         624,480
       1,000  Rio Tinto plc, ADR .......          127,360         121,920
       3,000  Westmoreland Coal Co.+ ...           52,605          61,740
                                           --------------  --------------
                                                6,517,138       7,384,840
                                           --------------  --------------
              PUBLISHING -- 0.2%
     200,000  Reader's Digest
                Association Inc. .......        2,978,081       3,300,000
                                           --------------  --------------
              REAL ESTATE -- 0.0%
       8,000  Brascan Corp., Cl. A .....          186,196         305,280
                                           --------------  --------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.2%
     152,000  Catellus Development
                Corp ...................        5,023,200       4,985,600
                                           --------------  --------------
              RETAIL -- 1.3%
     515,000  Albertson's Inc. .........       11,858,900      10,650,200
     165,300  Ingles Markets Inc., Cl. A        1,871,885       2,276,181
      17,500  Neiman Marcus Group
                Inc., Cl. B ............        1,690,180       1,692,250
     550,000  Safeway Inc. .............       11,783,291      12,424,500
                                           --------------  --------------
                                               27,204,256      27,043,131
                                           --------------  --------------
              SPECIALTY CHEMICALS -- 1.2%
      65,000  Ashland Inc. .............        2,904,580       4,671,550
     145,200  Dow Chemical Co. .........        5,775,117       6,465,756
     215,000  E.I. du Pont de
                Nemours and Co. ........        9,586,273       9,247,150
     200,000  Ferro Corp. ..............        3,966,201       3,972,000
      40,000  Olin Corp. ...............          701,828         729,600
                                           --------------  --------------
                                               22,933,999      25,086,056
                                           --------------  --------------
              TELECOMMUNICATIONS -- 5.9%
     900,000  AT&T Corp. ...............       17,011,477      17,136,000
     650,000  BCE Inc. .................       14,200,755      15,392,000
     205,000  BellSouth Corp. ..........        5,462,246       5,446,850
      74,000  BT Group plc, ADR ........        2,312,412       3,078,400
      30,000  CenturyTel Inc. ..........          881,776       1,038,900
     155,000  Citizens Communications
                Co .....................        2,101,394       2,083,200
      15,000  Commonwealth Telephone
                Enterprises Inc. .......          753,222         628,650
      50,000  Compania de
                Telecomunicaciones de
                Chile SA, ADR ..........          607,686         508,500


                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

                                                                 MARKET
      SHARES                                      COST            VALUE
    ----------                                  --------         --------

              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
     100,000  Deutsche Telekom
                AG, ADR ................   $    1,796,995  $    1,842,000
      55,000  France Telecom SA, ADR ...        1,338,443       1,602,700
     220,000  Hellenic Telecommunications
                Organization SA, ADR+ ..        1,724,294       2,123,000
      15,000  Manitoba Telecom
                Services Inc. ..........          506,117         571,743
     250,000  MCI Inc. .................        6,045,123       6,427,500
     225,000  Qwest Communications
                International Inc.+ ....          775,852         834,750
     300,000  SBC Communications Inc. ..        7,416,654       7,125,000
     840,000  Sprint Corp. .............       15,078,016      21,075,600
     345,000  TDC A/S, ADR .............        6,016,102       7,386,450
      12,000  Telecom Corp. of New
                Zealand Ltd., ADR ......          322,396         403,080
      42,000  Telecom Italia SpA, ADR ..        1,285,636       1,315,020
      26,000  Telefonica SA, ADR .......        1,107,367       1,271,400
     290,000  Telefonos de Mexico SA de
                CV, Cl. L, ADR .........        4,796,770       5,478,100
     160,000  Telstra Corp. Ltd., ADR ..        2,939,066       3,096,000
     130,000  TELUS Corp., Non-Voting ..        2,381,462       4,435,582
     300,000  Verizon Communications
                Inc ....................       10,168,118      10,365,000
                                           --------------  --------------
                                              107,029,379     120,665,425
                                           --------------  --------------
              TRANSPORTATION -- 0.7%
       8,000  Frontline Ltd. ............         238,294         321,920
     210,000  GATX Corp. ...............        5,512,154       7,245,000
      24,000  Golden Ocean Group Ltd.+ .           14,400          15,610
      98,200  Overnite Corp. ...........        4,188,124       4,220,636
       6,000  Ship Finance
                International Ltd. .....          122,491         113,460
      42,000  Teekay Shipping Corp. ....        1,312,136       1,843,800
                                           --------------  --------------
                                               11,387,599      13,760,426
                                           --------------  --------------
              WIRELESS COMMUNICATIONS -- 0.3%
      18,598  Crown Castle
                International Corp.+ ...          297,598         377,911
     120,000  O2 plc+ ..................          265,967         292,943
     110,000  United States
                Cellular Corp.+ ........        5,022,195       5,493,400
       3,000  Vimpel-Communications,
                ADR+ ...................           91,155         102,090
                                           --------------  --------------
                                                5,676,915       6,266,344
                                           --------------  --------------
              TOTAL COMMON
                STOCKS .................    1,321,111,642   1,512,919,530
                                           --------------  --------------

                                                                 MARKET
      SHARES                                      COST            VALUE
    ----------                                  --------         --------

              PREFERRED STOCKS -- 0.1%
              CLOSED-END FUNDS -- 0.1%
     69,100   General American Investors Co. Inc.,
                5.950% Cumulative Pfd.,
                Ser. B .................   $    1,712,369  $    1,733,719
                                           --------------  --------------

              CONVERTIBLE PREFERRED STOCKS -- 2.9%
              AEROSPACE -- 0.1%
       5,000  Coltec Capital Trust,
                5.250% Cv. Pfd. ........          245,475         248,750
       8,315  Northrop Grumman Corp.,
                7.000% Cv. Pfd., Ser. B           997,555       1,039,375
                                           --------------  --------------
                                                1,243,030       1,288,125
                                           --------------  --------------
              AUTOMOTIVE -- 0.0%
      20,000  General Motors Corp.,
                4.500% Cv. Pfd., Ser. A           518,910         486,400
                                           --------------  --------------
              AVIATION: PARTS AND SERVICES -- 0.1%
      28,000  Sequa Corp.,
                $5.00 Cv. Pfd. .........        2,618,490       2,744,000
                                           --------------  --------------
              BROADCASTING -- 0.0%
      20,460  Emmis Communications Corp.,
                6.250% Cv. Pfd., Ser. A           960,081         855,842
                                           --------------  --------------
              BUILDING AND CONSTRUCTION -- 0.0%
         200  Fleetwood Capital Trust,
                6.000% Cv. Pfd.+ .......            6,210           9,600
                                           --------------  --------------
              BUSINESS SERVICES -- 0.1%
      30,000  Allied Waste Industries Inc.,
                6.250% Cv. Pfd. ........        1,631,522       1,382,100
                                           --------------  --------------
              DIVERSIFIED INDUSTRIAL -- 0.5%
     179,400  Owens-Illinois Inc.,
                4.750% Cv. Pfd. ........        5,956,159       7,269,288
      80,502  Smurfit-Stone Container Corp.,
                7.000% Cv. Pfd., Ser. A         2,008,346       1,865,231
       1,000  U.S. Steel Corp.,
                7.000% Cv. Pfd., Ser. B            88,510         110,935
                                           --------------  --------------
                                                8,053,015       9,245,454
                                           --------------  --------------
              ENERGY AND UTILITIES -- 0.6%
              Chesapeake Energy Corp.,
       5,000  5.000% Cv. Pfd. (a) ......          512,500         575,000
      20,000  5.000% Cv. Pfd. ..........        2,193,750       2,967,400
       2,700  6.000% Cv. Pfd. ..........          194,400         310,500
      20,000  CMS Energy Corp.,
                4.500% Cv. Pfd., Ser. B         1,069,062       1,592,500
     130,000  El Paso Corp. Capital Trust I,
                4.750% Cv. Pfd., Ser. C         4,680,219       4,946,500


                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

                                                                 MARKET
      SHARES                                      COST            VALUE
    ----------                                  --------         --------

              CONVERTIBLE PREFERRED STOCKS (CONTINUED)
              ENERGY AND UTILITIES (CONTINUED)
      40,000  Hanover Compressor
                Capital Trust,
                7.250% Cv. Pfd. ........   $    1,999,453  $    1,910,000
                                           --------------  --------------
                                               10,649,384      12,301,900
                                           --------------  --------------
              ENTERTAINMENT -- 0.2%
     164,000  Six Flags Inc.,
                7.250% Cv. Pfd., Ser. B         3,804,043       3,335,760
                                           --------------  --------------
              FINANCIAL SERVICES -- 0.8%
       5,920  Doral Financial Corp.,
                4.750% Cv. Pfd. (a) ....        1,313,670         964,960
     215,000  National Australia Bank Ltd.,
                7.875% Cv. Pfd. ........        8,179,114       8,385,000
     138,900  Newell Financial Trust,
                5.250% Cv. Pfd. ........        6,516,450       6,042,150
                                           --------------  --------------
                                               16,009,234      15,392,110
                                           --------------  --------------
              HEALTH CARE -- 0.0%
      10,000  Omnicare Inc.,
                4.000% Cv. Pfd., Ser. B           605,400         580,000
                                           --------------  --------------
              METALS AND MINING -- 0.1%
       9,750  Arch Coal Inc.,
                5.000% Cv. Pfd. ........          733,750       1,291,875
       6,000  Phelps Dodge Corp.,
                6.750% Cv. Pfd. ........        1,002,916       1,177,500
                                           --------------  --------------
                                                1,736,666       2,469,375
                                           --------------  --------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.0%
       2,100  Equity Office Properties Trust,
                5.250% Cv. Pfd., Ser. B           104,120         107,583
                                           --------------  --------------
              TELECOMMUNICATIONS -- 0.4%
      39,500  Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B         1,682,413       1,781,450
     121,000  Crown Castle International Corp.,
                6.250% Cv. Pfd.+ .......        5,568,000       5,853,375
                                           --------------  --------------
                                                7,250,413       7,634,825
                                           --------------  --------------
              TRANSPORTATION -- 0.0%
       1,500  GATX Corp.,
                $2.50 Cv. Pfd. .........          199,475         256,875
         982  Kansas City Southern,
                4.250% Cv. Pfd. ........          551,884         713,693
                                           --------------  --------------
                                                  751,359         970,568
                                           --------------  --------------
              TOTAL CONVERTIBLE
                PREFERRED STOCKS .......       55,941,877      58,803,642
                                           --------------  --------------

    PRINCIPAL                                                  MARKET
      AMOUNT                                   COST            VALUE
    ----------                               --------         --------

              CONVERTIBLE CORPORATE BONDS -- 1.6%
              AEROSPACE -- 0.1%
 $ 1,000,000  GenCorp Inc., Sub. Deb. Cv.,
                5.750%, 04/15/07 .......   $      991,378  $    1,107,500
                                           --------------  --------------
              AGRICULTURE -- 0.1%
     600,000  Bunge Ltd. Financial Corp., Cv.,
                3.750%, 11/15/22 .......          620,604       1,188,000
                                           --------------  --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
     500,000  Standard Motor Products Inc.,
                Sub. Deb. Cv.,
                6.750%, 07/15/09 .......          478,477         475,000
                                           --------------  --------------
              BROADCASTING -- 0.5%
  13,240,000  Sinclair Broadcast Group Inc.,
                Sub. Deb. Cv.,
                6.000%, 09/15/12 .......       10,731,035      11,154,700
                                           --------------  --------------
              BUSINESS SERVICES -- 0.1%
              Trans-Lux Corp., Sub. Deb. Cv.,
     950,000    8.250%, 03/01/2012 .....          946,705         954,750
   2,000,000    7.500%, 12/01/2006 .....        2,003,357       1,997,500
                                           --------------  --------------
                                                2,950,062       2,952,250
                                           --------------  --------------
              COMMUNICATIONS EQUIPMENT -- 0.3%
   3,600,000  Agere Systems Inc.,
                Sub. Deb. Cv.,
                6.500%, 12/15/09 .......        3,720,472       3,645,000
   2,000,000  TriQuint Semiconductor Inc.,
                Sub. Deb. Cv.,
                4.000%, 03/01/07 .......        1,950,416       1,952,500
                                           --------------  --------------
                                                5,670,888       5,597,500
                                           --------------  --------------
              ENTERTAINMENT -- 0.1%
   1,000,000  The Walt Disney Co., Cv.,
                2.125%, 04/15/23 .......        1,024,858       1,031,250
                                           --------------  --------------
              EQUIPMENT AND SUPPLIES -- 0.1%
   1,000,000  Robbins & Myers Inc.,
                Sub. Deb. Cv.,
                8.000%, 01/31/08 .......        1,010,500       1,030,000
                                           --------------  --------------
              FINANCIAL SERVICES -- 0.0%
     250,000  AON Corp., Deb. Cv.,
                3.500%, 11/15/12 .......          281,580         313,438
                                           --------------  --------------
              FOOD AND BEVERAGE -- 0.0%
   1,550,000  Parmalat Soparfi SA,
                Sub. Deb. Cv.,
                6.125%, 05/23/32+ (b) ..          981,615         750,296
                                           --------------  --------------


                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

    PRINCIPAL                                                  MARKET
      AMOUNT                                   COST            VALUE
    ----------                               --------         --------

              CONVERTIBLE CORPORATE BONDS (CONTINUED)
              METALS AND MINING -- 0.0%
 $   400,000  Inco Ltd., Cv.,
                Zero Coupon, 03/29/21 ..   $      405,729  $      404,000
                                           --------------  --------------
              REAL ESTATE -- 0.0%
              Palm Harbor Homes Inc., Cv.,
     100,000    3.250%, 05/15/2024 .....           83,730          90,125
   1,000,000    3.250%, 05/15/2024 (a) .          972,058         901,250
                                           --------------  --------------
                                                1,055,788         991,375
                                           --------------  --------------
              TELECOMMUNICATIONS -- 0.1%
   2,000,000  Nortel Networks Corp., Cv.,
                4.250%, 09/01/08 .......        1,940,639       1,875,000
                                           --------------  --------------
              TRANSPORTATION -- 0.2%
   2,700,000  GATX Corp., Cv.,
                7.500%, 02/01/07 .......        2,955,692       3,148,875
                                           --------------  --------------
              TOTAL CONVERTIBLE
                CORPORATE BONDS ........       31,098,845      32,019,184
                                           --------------  --------------

              CORPORATE BONDS -- 0.0%
              DIVERSIFIED INDUSTRIAL -- 0.0%
   1,000,000  WHX Corp.,
                10.500%, 04/15/06 (b) ..          959,111         975,000
                                           --------------  --------------

              SHORT-TERM OBLIGATIONS -- 21.1%
              REPURCHASE AGREEMENTS -- 8.6%
 100,000,000  ABN Amro, 2.650%,
                dated 06/30/05, due 07/01/05,
                proceeds at maturity,
                $100,007,361 (c) .......      100,000,000     100,000,000
  75,000,000  Barclays Capital Inc., 2.850%,
                dated 06/30/05, due 07/01/05,
                proceeds at maturity,
                $75,005,938 (d) ........       75,000,000      75,000,000
                                           --------------  --------------
                                              175,000,000     175,000,000
                                           --------------  --------------

    PRINCIPAL                                                  MARKET
      AMOUNT                                   COST            VALUE
    ----------                               --------         --------

              U.S.  GOVERNMENT  OBLIGATIONS -- 12.5%
$255,606,000  U.S. Treasury Bills,
                2.681% to 3.221%++,
                07/07/05 to 10/20/05 ...   $  254,989,397  $  254,982,040
                                           --------------  --------------

              TOTAL SHORT-TERM
                OBLIGATIONS ............      429,989,397     429,982,040
                                           --------------  --------------
TOTAL INVESTMENTS -- 100.0% ............   $1,840,813,241   2,036,433,115
                                           ==============

LIABILITIES IN EXCESS OF OTHER ASSETS ...................      (3,754,448)

PREFERRED STOCK
  (3,208,800 preferred shares outstanding) ..............    (300,000,000)
                                                           --------------

NET ASSETS -- COMMON SHARES
  (84,777,505 common shares outstanding) ................  $1,732,678,667
                                                           ==============
NET ASSET VALUE PER COMMON SHARE
   ($1,732,678,667 / 84,777,505 shares outstanding)                $20.44
                                                                   ======
------------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the Rule 144A securities are considered liquid and the market value amounted to $2,441,210 or 0.12% of total investments.
(b)  Security in default.
(c) Collateralized by U.S. Treasury Bonds, 5.250%, 7.500%, 8.000% and 8.125%, due 11/15/28, 11/15/24, 11/15/21 and 08/15/21, respectively, market values
     $29,558,580, $8,564,940, $36,093,720 and $27,782,760, respectively.
(d) Collateralized by U.S. Treasury Bonds, 7.500%, due 11/15/24, market value $76,500,000.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt

                                     % OF
                                    MARKET          MARKET
                                     VALUE           VALUE
                                   -------         ---------
     GEOGRAPHIC DIVERSIFICATION
     United States ................  89.7%     $1,825,779,182
     Europe .......................   8.2         167,948,176
     Latin America ................   0.4           7,923,870
     Japan ........................   1.4          29,295,442
     Asia/Pacific .................   0.3           5,486,445
                                    ------     --------------
     Total Investments ............ 100.0%     $2,036,433,115
                                    ======     ==============


                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2005 (UNAUDITED)

ASSETS:
  Investments, at value (cost $1,665,813,241) ..   $1,861,433,115
  Repurchase agreements, at value
    (cost $175,000,000) ........................      175,000,000
  Cash and foreign currency, at value
    (cost $86,209) .............................           84,224
  Deposit at broker ............................              133
  Receivable for investments sold ..............       11,335,010
  Dividends and interest receivable ............        3,064,386
  Unrealized appreciation on swap contracts ....          225,163
  Other assets .................................           32,535
                                                   --------------
  TOTAL ASSETS .................................    2,051,174,566
                                                   --------------
LIABILITIES:
  Dividends payable ............................          145,166
  Payable for investments purchased ............       15,866,529
  Payable for investment advisory fees .........        2,012,914
  Payable for offering expenses ................          274,208
  Other accrued expenses and liabilities .......          197,082
                                                   --------------
  TOTAL LIABILITIES ............................       18,495,899
                                                   --------------
PREFERRED STOCK:
  Series A Cumulative Preferred Stock (5.875%,
    $25 liquidation value, $0.001 par value, 3,200,000
    shares authorized with 3,200,000 shares
    issued and outstanding) ....................       80,000,000
  Series B Cumulative Preferred Stock (Auction Rate,
    $25,000 liquidation value, $0.001 par value,
     4,000 shares authorized with 4,000 shares
    issued and outstanding) ....................      100,000,000
  Series C Cumulative Preferred Stock (Auction Rate,
    $25,000 liquidation value, $0.001 par value,
    4,800 shares authorized with 4,800 shares
    issued and outstanding) ....................      120,000,000
                                                   --------------
  TOTAL PREFERRED STOCK ........................      300,000,000
                                                   --------------
  NET ASSETS ATTRIBUTABLE TO COMMON
    SHAREHOLDERS ...............................   $1,732,678,667
                                                   ==============
NET ASSETS ATTRIBUTABLE TO COMMON
  SHAREHOLDERS CONSIST OF:
  Shares of beneficial interest, at par value ..   $       84,778
  Additional paid-in capital ...................    1,537,497,494
  Accumulated net realized loss on investments,
    options and foreign currency transactions ..         (734,730)
  Net unrealized appreciation on investments
    and swap contracts .........................      195,843,053
  Net unrealized depreciation on foreign
    currency translations ......................          (11,928)
                                                   --------------
  NET ASSETS ...................................   $1,732,678,667
                                                   ==============
NET ASSET VALUE PER COMMON SHARE:
  ($1,732,678,667 / 84,777,505 shares outstanding;
  unlimited number of shares authorized of
  $0.001 par value) ............................           $20.44
                                                           ======


                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $1,109,259) .... $27,119,796
  Interest ..........................................   6,673,353
                                                      -----------
  TOTAL INVESTMENT INCOME ...........................  33,793,149
                                                      -----------
EXPENSES:
  Investment advisory fees ..........................   9,914,683
  Shareholder communications expenses ...............     223,790
  Payroll expenses ..................................     114,217
  Trustees' fees ....................................      91,342
  Legal and audit fees ..............................      60,747
  Custodian fees ....................................      73,545
  Shareholder services fees .........................      13,160
  Miscellaneous expenses ............................     403,653
                                                      -----------
  TOTAL EXPENSES ....................................  10,895,137
  LESS:
    Advisory fee reduction ..........................    (892,603)
    Custodian fee credits ...........................     (13,096)
                                                      -----------
    TOTAL REDUCTIONS AND CREDITS ....................    (905,699)
                                                      -----------
  TOTAL NET EXPENSES ................................   9,989,438
                                                      -----------
  NET INVESTMENT INCOME .............................  23,803,711
                                                      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, OPTIONS, SWAP CONTRACTS AND
  FOREIGN CURRENCY:
  Net realized gain on investments ..................   7,326,304
  Net realized gain on option contracts written .....      55,449
  Net realized loss on foreign currency transactions      (27,452)
                                                      -----------
  Net realized gain on investments, option contracts
    written and foreign currency transactions .......   7,354,301
  Net change in unrealized appreciation/depreciation
    on investments, swap contracts and foreign
    currency translations ...........................  51,898,327
                                                      -----------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
    OPTIONS, SWAP CONTRACTS AND
    FOREIGN CURRENCY ................................  59,252,628
                                                      -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .................................  83,056,339
  Total Distributions to Preferred
    Stock Shareholders ..............................  (5,469,829)
                                                      -----------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO
    COMMON SHAREHOLDERS RESULTING
    FROM OPERATIONS ................................. $77,586,510
                                                      ===========


                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST

     STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

                                                                                SIX MONTHS ENDED
                                                                                  JUNE 30, 2005         YEAR ENDED
                                                                                   (UNAUDITED)       DECEMBER 31, 2004
                                                                                ----------------     -----------------
OPERATIONS:
  Net investment income .....................................................   $   23,803,711        $   35,159,011
  Net realized gain on investments, options and
    foreign currency transactions ...........................................        7,354,301            19,906,221
  Net change in unrealized appreciation on investments,
    swap contracts and foreign currency translations ........................       51,898,327           128,766,916
                                                                                --------------        --------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................       83,056,339           183,832,148
                                                                                --------------        --------------
DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS:
  Net investment income .....................................................       (4,178,772)*          (1,276,372)
  Net realized short-term gain on investments, options and
    foreign currency transactions ...........................................         (101,606)*            (342,333)
  Net realized long-term gains on investments, options and
    foreign currency transactions ...........................................       (1,189,451)*            (439,984)
                                                                                --------------        --------------
  TOTAL DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS .......................       (5,469,829)           (2,058,689)
                                                                                --------------        --------------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS
    RESULTING FROM OPERATIONS ...............................................       77,586,510           181,773,459
                                                                                --------------        --------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
  Net investment income .....................................................      (19,624,939)*         (33,326,081)
  Net realized short-term gain on investments, options and
    foreign currency transactions ...........................................         (477,174)*          (8,938,304)
  Net realized long-term gains on investments, options and
    foreign currency transactions ...........................................       (5,586,070)*         (11,487,977)
  Return of capital .........................................................      (25,190,320)*         (48,189,583)
                                                                                --------------        --------------
  TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS ................................      (50,878,503)         (101,941,945)
                                                                                --------------        --------------
TRUST SHARE TRANSACTIONS:
  Net increase in net assets from common shares issued in offering ..........               --           185,270,000
  Net decrease from repurchase of common stock ..............................         (732,684)           (4,246,068)
  Offering costs for common shares charged to paid-in capital ...............               --              (482,528)
  Offering costs for preferred shares charged to paid-in capital ............               --            (5,320,000)
                                                                                --------------         --------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM TRUST SHARE TRANSACTIONS .......         (732,684)          175,221,404
                                                                                --------------        --------------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS ............       25,975,323           255,052,918

NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS:
  Beginning of period .......................................................    1,706,703,344         1,451,650,426
                                                                                --------------        --------------
  End of period .............................................................   $1,732,678,667        $1,706,703,344
                                                                                ==============        ==============

----------
* Amounts are subject to change and recharacterization at fiscal year end.




                 See accompanying notes to financial statements.

                       THE GABELLI DIVIDEND & INCOME TRUST
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION. The Gabelli Dividend & Income Trust (the "Trust" or the "Fund") is a non-diversified closed-end management investment company organized under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust sold 7,184 shares to Gabelli Funds, LLC (the "Adviser") for $137,214 on November 18, 2003. Investment operations commenced on November 28, 2003. See Note 5 for share transactions.

     The Trust's investment objective is to provide a high level of total return on its assets with an emphasis on dividends and income. The Trust will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income debt securities and securities that are convertible into equity securities).

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

     Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

     Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

     REPURCHASE AGREEMENTS. The Trust may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Trust takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Trust to resell, the obligation at an agreed-upon price and time, thereby determining the yield during

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     the Trust's holding period. The Trust will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Trust in each agreement. The Trust will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

     OPTIONS. The Trust may purchase or write call or put options on securities or indices. As a writer of put options, the Trust receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Trust would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Trust would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

     As a purchaser of put options, the Trust pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Trust would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Trust would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

     In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Trust may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) covered at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Trust limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

     SWAP AGREEMENTS. The Trust may enter into interest rate swap or cap transactions. The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Trust would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Trust periodically a variable rate payment that is intended to approximate the Trust's variable rate payment obligation on the Series B and Series C Preferred Stock. In an interest rate cap, the Trust would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from the counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Trust would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Trust will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, the Trust will succeed in pursuing contractual remedies. The Trust thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short term interest rates and the returns on the Trust's portfolio securities at that point in time, such a default could negatively affect the Trust's ability

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


to make dividend payments for the Series B and Series C Preferred Stock. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Trust will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Trust's ability to make dividend payments on the Series B and Series C Preferred Stock.

     The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

     Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities.

     The Trust has entered into one interest rate swap agreement with Citibank N.A. Under the agreement the Trust receives a variable rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at June 30, 2005 are as follows:

              NOTIONAL                                VARIABLE RATE*               TERMINATION           UNREALIZED
               AMOUNT            FIXED RATE        (RATE RESET MONTHLY)               DATE              APPRECIATION
            ------------         ----------        --------------------           ------------          ------------
            $100,000,000            4.01%                  3.15%                  June 2, 2010            $225,163

----------
*Based on Libor (London Interbank Offered Rate).

     FUTURES CONTRACTS. The Trust may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Such investments will only be made if they are economically appropriate to the reduction of risks involved in the management of the Trust's investments. Upon entering into a futures contract, the Trust is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Trust each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized appreciation/depreciation on investments and futures contracts. The Trust recognizes a realized gain or loss when the contract is closed. At June 30, 2005, there were no open futures contracts.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statement of Assets and Liabilities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     FORWARD FOREIGN EXCHANGE CONTRACTS. The Trust may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Trust's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statement of Assets and Liabilities. In addition, the Trust could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2005, there were no open forward foreign exchange contracts.

     FOREIGN CURRENCY TRANSLATIONS. The books and records of the Trust are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  translations.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Trust and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

     FOREIGN SECURITIES. The Trust may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for as of the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Distributions to common shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from that determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Trust, timing differences and differing characterizations of distributions made by the Trust.

     Distributions to shareholders of the Trust's 5.875% Series A Cumulative Preferred Stock, Series B Auction Market Cumulative Preferred Stock and Series C Auction Market Cumulative Preferred Stock ("Cumulative Preferred Stock") are recorded on a daily basis and are determined as described in Note 5.

     For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment income by $556,558 and to decrease accumulated net realized loss on investments, options and foreign currency transactions by $556,558.

     The tax character of distributions paid during the year ended December 31, 2004 was as follows:
                                                            YEAR ENDED
                                                         DECEMBER 31, 2004
                                                    -------------------------
                                                      COMMON       PREFERRED
       DISTRIBUTIONS PAID FROM:                     -----------   -----------
       Ordinary income
         (inclusive of short term capital gains)   $ 42,201,712   $1,616,305
       Net long term capital gains ...............   11,550,650      442,384
       Non-taxable return of capital .............   48,189,583           --
                                                   ------------   ----------
       Total distributions paid .................. $101,941,945   $2,058,689
                                                   ============   ==========

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     PROVISION FOR INCOME TAXES. The Trust intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Trust's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

     Dividends and interest from non-U.S. sources received by the Trust are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Trust intends to undertake any procedural steps required to claim the benefits of such treaties.

     As of December 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

       Net unrealized appreciation on investments ..............  $143,293,748
       Net unrealized appreciation on foreign currency .........         1,898
       Other ...................................................       (97,578)
                                                                  ------------
       Total ...................................................  $143,198,068
                                                                  ============

     The following summarizes the tax cost of investments, swap contracts, foreign currency and related unrealized appreciation/depreciation at June 30, 2005:

                                                       GROSS              GROSS       NET UNREALIZED
                                                    UNREALIZED         UNREALIZED      APPRECIATION
                                       COST        APPRECIATION       DEPRECIATION    (DEPRECIATION)
                                       ----        ------------       ------------    --------------
       Investments ............. $1,842,522,919    $218,401,369      $(24,491,173)     $193,910,196
       Swap contracts ..........             --         225,163                --           225,163
       Foreign currency ........         56,838              --           (11,928)          (11,928)
                                                   ------------      ------------      ------------
                                                   $218,626,532      $(24,503,101)     $194,123,431
                                                   ============      ============      ============

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Trust will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Trust's average weekly net assets including liquidation value of the preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Trust's portfolio and oversees the administration of all aspects of the Trust's business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Cumulative Preferred Stock if the total return of the net asset value of the Common Shares of the Trust, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or net swap expense of the Cumulative Preferred Stock for the fiscal year.

     The Trust's total return on the net asset value of the Common Shares is monitored on a monthly basis to assess whether the total return on the net asset value of the Common Shares exceeds the stated dividend rate of each particular series of Cumulative Preferred Stock for the period. For the six months ended June 30, 2005, the Trust's total return on the net asset value of the Common Shares exceeded the stated dividend rate or net swap expense of Series C Auction Market Cumulative Preferred Stock. Thus, management fees were accrued on these assets. The Trust's total return on the net asset value of the Common Shares did not exceed the stated dividend rate or net swap expense of 5.875% Series A Cumulative Preferred Stock and Series B Auction Market Cumulative Preferred Stock. Thus, management fees with respect to the liquidation value of those preferred stock assets in the amount of $892,603 were not accrued.

     During the six months ended June 30, 2005, Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, received $391,100 in brokerage commissions as a result of executing agency transactions in portfolio securities on behalf of the Trust.

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


     The cost of calculating the Trust's net asset value per share is a Trust expense pursuant to the Advisory Agreement. During the six months ended June 30, 2005, the Trust reimbursed the Adviser $22,500 in connection with the cost of computing the Trust's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

     The Trust is assuming its portion of the allocated cost of the Gabelli Funds' Chief Compliance Officer in the amount of $14,108 for the period of January 1, 2005 through June 30, 2005 which is included in payroll expenses in the Statement of Operations.

4. PORTFOLIO SECURITIES. Costs of purchases and proceeds from the sales of securities, other than short-term securities, for the six months ended June 30, 2005 aggregated $286,675,741 and $111,396,351, respectively.

     Option contracts written for the Trust during the six months ended June 30, 2005 was as follows:
                                                      NUMBER OF
                                                      CONTRACTS       PREMIUMS
                                                     ----------       --------
       Options outstanding at December 31, 2004 ....     400          $ 56,549
       Options written .............................      --                --
       Options exercised ...........................      --                --
       Options closed ..............................    (400)          (56,549)
                                                        ----          --------
       Options outstanding at June 30, 2005 ........      --          $     --
                                                        ====          ========

5. CAPITAL. The Declaration of Trust permits the Trust to issue an unlimited number of Common Shares of beneficial interest (par value $.001). The Board of the Trust authorized the repurchase of its shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the net asset value of the shares. During the six months ended June 30, 2005, the Trust repurchased 40,000 shares of beneficial interest in the open market at a cost of $732,684 and an average discount of approximately 10.39% from its net asset value. All shares of beneficial interest repurchased have been retired.

     Transactions in shares of beneficial interest were as follows:

                                                           SIX MONTHS ENDED
                                                             JUNE 30, 2005                 YEAR ENDED
                                                              (UNAUDITED)               DECEMBER 31, 2004
                                                        ----------------------      -------------------------
                                                         Shares        Amount        Shares          Amount
                                                        --------      --------      --------       ----------
         Shares issued in offering .................          --            --      9,700,000    $184,787,472
         Shares repurchased ........................    (40,000)     $(732,684)      (245,700)     (4,246,068)
                                                        -------      ---------      ---------    ------------
         Net increase ..............................    (40,000)     $(732,684)     9,454,300    $180,541,404
                                                        =======      =========      =========    ============

     The Trust's Declaration of Trust, as amended, authorize the issuance of an unlimited number of shares of $0.001 par value Cumulative Preferred Stock. The Cumulative Preferred Stock is senior to the Common Shares and results in the financial leveraging of the Common Shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Cumulative Preferred Stock are cumulative. The Trust is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Cumulative Preferred Stock. If the Trust fails to meet these requirements and does not correct such failure, the Trust may be required to redeem, in part or in full, the 5.875% Series A, Series B Auction Market Cumulative Preferred Stock and Series C Auction Market Cumulative Preferred Stock at a redemption price of $25, $25,000, and $25,000, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements.

                       THE GABELLI DIVIDEND & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


     Additionally, failure to meet the foregoing asset coverage requirements could restrict the Trust's ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Trust's assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

     On October 12, 2004, the Trust received net proceeds of $77,255,000 (after underwriting discounts of $2,520,000 and estimated offering expenses of $225,000) from the public offering of 3,200,000 shares of 5.875% Series A Cumulative Preferred Stock. Commencing October 12, 2009 and thereafter, the Trust, at its option, may redeem the 5.875% Series A Cumulative Preferred Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2005, the Trust did not repurchase any shares of 5.875% Series A Cumulative Preferred Stock. At June 30, 2005, 3,200,000 shares of the 5.875% Series A Cumulative Preferred Stock were outstanding and accrued dividends amounted to $52,222.

     On October 12, 2004, the Trust received net proceeds of $217,425,000 (after underwriting discounts of $2,200,000 and estimated offering expenses of $375,000) from the public offering of 4,000 shares of Series B and 4,800 shares of Series C Auction Market Cumulative Preferred Stock, respectively. The dividend rate, as set by the auction process, which is generally held every 7 days, is expected to vary with short-term interest rates. The dividend rates of Series B Auction Market Cumulative Preferred Stock ranged from 2.00% to 3.50% from January 1, 2005 through June 30, 2005. The dividend rates of Series C Auction Market Cumulative Preferred Stock ranged from 2.21% to 3.51% from January 1, 2005 through June 30, 2005. Existing shareholders may submit an order to hold, bid or sell such shares on each auction date. Series B and C Auction Market Cumulative Preferred Stock shareholders may also trade shares in the secondary market. The Trust, at its option, may redeem the Series B and C Auction Market Cumulative Preferred Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2005, the Trust did not redeem any shares of Series B and C Auction Market Cumulative Preferred Stock. At June 30, 2005, 4,000 and 4,800 shares of the Series B and C Auction Market Cumulative Preferred Stock were outstanding with an annualized dividend rate of 3.50% and 3.15% and accrued dividends amounted to $19,444 and $73,500, respectively.

     The holders of Cumulative Preferred Stock have voting rights equivalent to those of the holders of common stock (one vote per share) and will vote together with holders of Common Shares as a single class. In addition, the 1940 Act requires that along with approval of a majority of the holders of Common Shares, approval of a majority of the holders of any outstanding shares of Cumulative Preferred Stock, voting separately as a class, would be required to: (a) adopt any plan of reorganization that would adversely affect the Cumulative Preferred Stock, and (b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's subclassification as a closed-end investment company or changes in its fundamental investment restrictions.

6. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests for documents and testimony. The Trust does not believe that these matters will have a material adverse effect on the Trust's financial position or the results of its operations.

7. INDEMNIFICATIONS. The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. SUBSEQUENT EVENT. The Trust filed a registration statement with the Securities and Exchange Commission for an offering of fixed rate and auction market preferred stock. The actual amount of capital to be raised, the dividend rate(s) and the timing of the offering have not been determined and will be announced at a later date. The proceeds raised will be used for investment purposes.

                       THE GABELLI DIVIDEND & INCOME TRUST
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OF                            SIX MONTHS ENDED
BENEFICIAL INTEREST OUTSTANDING                                  JUNE 30, 2005         YEAR ENDED            PERIOD ENDED
THROUGHOUT EACH PERIOD:                                           (UNAUDITED)       DECEMBER 31, 2004    DECEMBER 31, 2003(A)
                                                               ----------------     -----------------    --------------------

OPERATING PERFORMANCE:
   Net asset value, beginning of period ........................    $  20.12            $   19.26            $   19.06(b)
                                                                    --------            ---------            ---------
   Net investment income .......................................        0.28                 0.40                   --
   Net realized and unrealized gain on investments .............        0.69                 1.80                 0.20
                                                                    --------            ---------            ---------
   Total from investment operations ............................        0.97                 2.20                 0.20
                                                                    --------            ---------            ---------
DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS:
   Net investment income .......................................       (0.05)(g)            (0.01)                  --
   Net realized gain on investments ............................       (0.01)(g)            (0.01)                  --
                                                                    --------            ---------            ---------
   Total distributions to preferred stock shareholders .........       (0.06)               (0.02)                  --
                                                                    --------            ---------            ---------
   NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE TO COMMON
     SHAREHOLDERS RESULTING FROM OPERATIONS ....................        0.91                 2.18                   --
                                                                    --------            ---------            ---------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income .......................................       (0.23)(g)            (0.39)                  --
   Net realized gain on investments ............................       (0.07)(g)            (0.24)                  --
   Return of capital ...........................................       (0.30)(g)            (0.57)                  --
                                                                    --------            ---------            ---------
   Total distributions to common shareholders ..................       (0.60)               (1.20)                  --
                                                                    --------            ---------            ---------
CAPITAL SHARE TRANSACTIONS:
   Increase (decrease) in net asset value from common
     share transactions ........................................        0.01                (0.05)                  --
   Offering costs for common shares charged to paid-in capital            --                (0.01)                  --
   Offering costs for preferred shares charged to paid-in capital         --                (0.06)                  --
                                                                    --------            ---------            ---------
   Total from capital share transactions .......................        0.01                (0.12)                  --
                                                                    --------            ---------            ---------
   NET ASSET VALUE ATTRIBUTABLE TO COMMON  SHAREHOLDERS,
     END OF PERIOD .............................................    $  20.44            $   20.12            $   19.26
                                                                    ========            =========            =========
   Net asset value total return *** ............................        4.68%               11.56%                1.0%*
                                                                    ========            =========            =========
   Market value, end of period .................................    $  18.58            $   17.95            $   20.00
                                                                    ========            =========            =========
   Total investment return **** ................................        6.99%               (4.15)%                0.0%**
                                                                    ========            =========            =========

                      THE GABELLI DIVIDEND & INCOME TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A COMMON SHARE OF                            SIX MONTHS ENDED
BENEFICIAL INTEREST OUTSTANDING                                  JUNE 30, 2005         YEAR ENDED            PERIOD ENDED
THROUGHOUT EACH PERIOD:                                           (UNAUDITED)       DECEMBER 31, 2004    DECEMBER 31, 2003(A)
                                                               ----------------     -----------------    --------------------

RATIOS AND SUPPLEMENTAL DATA:
   Net assets including liquidation value of preferred shares,
     end of period (in 000's) ................................... $2,032,679           $2,006,703                   --
   Net assets attributable to common shares,
     end of period (in 000's) ................................... $1,732,679           $1,706,703           $1,451,650
   Ratio of net investment income to average net assets
     attributable to common shares ..............................       2.82%(c)             2.17%               (0.04)%(c)
   Ratio of operating expenses to average net assets
     attributable to common shares before fee reduction .........       1.29%(c)             1.12%                1.38%(c)
   Ratio of operating expenses to average net assets
     attributable to common shares net of fee reduction (f) .....       1.19%(c)             1.12%                1.38%(c)
   Ratio of operating expenses to average net assets including
     liquidation value of preferred shares before fee reduction         1.10%(c)             1.07%                  --
   Ratio of operating expenses to average net assets including
     liquidation value of preferred shares net of fee reduction (f)     1.01%(c)             1.07%                  --
   Portfolio turnover rate ......................................        7.3%                33.3%                 0.4%

   5.875% CUMULATIVE PREFERRED STOCK SERIES A
   Liquidation value, end of period (in 000's) .................. $   80,000           $   80,000                   --
   Total shares outstanding (in 000's) ..........................      3,200                3,200                   --
   Liquidation preference per share ............................. $    25.00           $    25.00                   --
   Average market value (d) ..................................... $    24.82           $    24.68                   --
   Asset coverage per share ..................................... $   169.39           $   167.23                   --
   AUCTION RATE SERIES B CUMULATIVE PREFERRED STOCK
   Liquidation value, end of period (in 000's) .................. $  100,000           $  100,000                   --
   Total shares outstanding (in 000's) ..........................          4                    4                   --
   Liquidation preference per share ............................. $   25,000           $   25,000                   --
   Average market value (d) ..................................... $   25,000           $   25,000                   --
   Asset coverage per share ..................................... $  169,390           $  167,225                   --
   AUCTION RATE SERIES C CUMULATIVE PREFERRED STOCK
   Liquidation value, end of period (in 000's) .................. $  120,000           $  120,000                   --
   Total shares outstanding (in 000's) ..........................          5                    5                   --
   Liquidation preference per share ............................. $   25,000           $   25,000                   --
   Average market value (d) ..................................... $   25,000           $   25,000                   --
   Asset coverage per share ..................................... $  169,390           $  167,225                   --
   ASSET COVERAGE (E) ...........................................        678%                 669%                  --

----------

(a) The Gabelli Dividend & Income Trust commenced investment operations on November 28, 2003.
(b) The beginning NAV includes a $0.04 reduction for costs associated with the initial public offering.
(c)  Annualized.
(d)  Based on weekly prices.
(e)  Asset coverage is calculated by combining all series of preferred stock.
(f) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. For the six months ended June 30, 2005, the effect of the custodian fee credits was minimal.
(g)  Amounts are subject to change and  recharacterization at fiscal year end.
* Based on net asset value per share at commencement of operations of $19.06 per share.
**   Based on market  value per share at initial  public  offering of $20.00 per share.
*** Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend date. Total return for periods of less than one year are not annualized.
**** Based on market value per share, adjusted for reinvestment of distributions on the payment date. Total return for periods of less than one year are not annualized.

                 See accompanying notes to financial statements.

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLANS

ENROLLMENT IN THE PLAN

      It is the Policy of The Gabelli Dividend & Income Trust ("Trust") to automatically reinvest dividends payable to common shareholders. As a "registered" shareholder you automatically become a participant in the Trust's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Trust to issue shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Trust. Plan participants may send their stock certificates to EquiServe Trust Company ("EquiServe") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

                       The Gabelli Dividend & Income Trust
                                  c/o EquiServe
                                 P.O. Box 43010
                            Providence, RI 02940-3010

      Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact EquiServe at (800) 336-6983.

      SHAREHOLDERS WISHING TO LIQUIDATE REINVESTED SHARES held at EquiServe must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

      If your shares are held in the name of a broker, bank or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

      The number of Common Shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Trust's Common Shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued Common Shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Trust's Common Shares. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next trading day. If the net asset value of the Common Shares at the time of valuation exceeds the market price of the Common Shares, participants will receive Common Shares from the Trust valued at market price. If the Trust should declare a dividend or capital gains distribution payable only in cash, EquiServe will buy Common Shares in the open market, or on the New York Stock Exchange or elsewhere, for the participants' accounts, except that EquiServe will endeavor to terminate purchases in the open market and cause the Trust to issue shares at net asset value if, following the commencement of such purchases, the market value of the Common Shares exceeds the then current net asset value.

      The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

      The Trust reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by EquiServe on at least 90 days' written notice to participants in the Plan.

VOLUNTARY CASH PURCHASE PLAN

      The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Trust. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

      Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to EquiServe for investments in the Trust's shares at the then current market price. Shareholders may send an amount from $250 to $10,000. EquiServe will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. EquiServe will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to EquiServe, P.O. Box 43010, Providence, RI 02940-3010 such that EquiServe receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by EquiServe at least 48 hours before such payment is to be invested.

      For  more  information   regarding  the  Dividend  Reinvestment  Plan  and
Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Trust.

                              TRUSTEES AND OFFICERS
                       THE GABELLI DIVIDEND & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES
Mario J. Gabelli, CFA
   CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
   GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Mario d'Urso
   CHAIRMAN, MITTEL CAPITAL MARKETS SPA

Frank J. Fahrenkopf, Jr.
   PRESIDENT AND CHIEF EXECUTIVE OFFICER,
   AMERICAN GAMING ASSOCIATION

Michael J. Melarkey
   ATTORNEY-AT-LAW,
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN

Karl Otto Pohl
   FORMER PRESIDENT, DEUTSCHE BUNDESBANK

Salvatore M. Salibello
   CERTIFIED PUBLIC ACCOUNTANT,
   SALIBELLO & BRODER

Edward T. Tokar
   SENIOR MANAGING DIRECTOR, BEACON TRUST COMPANY

Anthonie C. van Ekris
   CHAIRMAN, BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
   CHAIRMAN, HALLMARK ELECTRICAL SUPPLIES CORP.


OFFICERS
Bruce N. Alpert
   PRESIDENT

Carter W. Austin
   VICE PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

James E. McKee
   SECRETARY

Richard C. Sell, Jr.
   TREASURER

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN
State Street Bank and Trust Company

COUNSEL
Skadden, Arps, Slate, Meagher & Flom, LLP

TRANSFER AGENT AND REGISTRAR
EquiServe Trust Company

STOCK EXCHANGE LISTING
                                                5.875%
                                Common         Preferred
                                ------         ---------
NYSE-Symbol:                      GDV           GDV PrA
Shares Outstanding:           84,777,505       3,200,000

The Net Asset Value appears in the Publicly Traded Funds column, under the heading "General Equity Funds," in Sunday's The New York Times and in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "General Equity Funds."

The Net Asset Value may be obtained each day by calling (914) 921-5071.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Dividend & Income Trust may, from time to time, purchase its common shares in the open market when the Dividend & Income Trust shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Dividend & Income Trust may also, from time to time, purchase its Series A Cumulative Preferred Shares in the open market when the shares are trading at a discount to the Liquidation Value of $25.00.
--------------------------------------------------------------------------------

THE GABELLI DIVIDEND & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2005







                                                                   GDV-SA-Q2/05

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                   REGISTRANT PURCHASES OF EQUITY SECURITIES


=============================================================================================================================
                                                                (C) TOTAL NUMBER OF          (D) MAXIMUM NUMBER (OR
                                                                  SHARES (OR UNITS)        APPROXIMATE DOLLAR VALUE) OF
            (A) TOTAL  NUMBER OF                                PURCHASED AS PART OF        SHARES (OR UNITS) THAT MAY
              SHARES (OR UNITS)      (B) AVERAGE PRICE PAID      PUBLICLY ANNOUNCED         YET BE PURCHASED UNDER THE
 PERIOD          PURCHASED             PER SHARE (OR UNIT)        PLANS OR PROGRAMS              PLANS OR PROGRAMS
=============================================================================================================================
=============================================================================================================================
Month #1     Common - N/A              Common - N/A               Common - N/A               Common - 84,817,505
01/01/05
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 3,200,000
01/31/05
=============================================================================================================================
Month #2     Common - 10,000           Common - $18.2049          Common - 10,000            Common - 84,817,505 -
02/01/05                                                                                     10,000 = 84,807,505
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A
02/28/05                                                                                     Preferred Series A - 3,200,000
=============================================================================================================================
Month #3     Common - 20,000           Common - $18.2995          Common - 20,000            Common - 84,807,505 -
03/01/05                                                                                     20,000 = 84,787,505
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A
03/31/05                                                                                     Preferred Series A - 3,200,000
=============================================================================================================================
Month #4     Common - N/A              Common - N/A               Common - N/A               Common - 84,787,505
04/01/05
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 3,200,000
04/30/05
=============================================================================================================================
Month #5     Common - N/A              Common - N/A               Common - N/A               Common - 84,787,505
05/01/05
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 3,200,000
05/31/05
=============================================================================================================================
Month #6     Common - 10,000           Common - $18.4446          Common - 10,000            Common - 84,787,505 -
06/01/05                                                                                     10,000 = 84,777,505
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A
06/30/05                                                                                     Preferred Series A - 3,200,000
=============================================================================================================================
Total        Common - 40,000           Common - $18.3171          Common - 40,000            N/A

             Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A
=============================================================================================================================

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

     Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.

c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.

d. Each plan or program that has expired during the period covered by the table - The Fund's repurchase plans are ongoing.

e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.


     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.


     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Dividend & Income Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer


Date     September 7, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 7, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Richard C. Sell
                         -------------------------------------------------------
                           Richard C. Sell, Jr., Principal Financial Officer
                           & Treasurer


Date     September 7, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.